Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011 Loan and Construction Completion Guarantee [Member] Construction Contracts [Member]	Dec. 31, 2011 Payment Guarantee [Member] Total Return Swaps for Fountain at La Brea [Member]	Dec. 31, 2011 Payment Guarantee [Member] Total Return Swaps for Santa Monica at La Brea [Member]	Dec. 31, 2011 Payment Guarantee [Member] Total Return Swaps [Member]
Guarantor Obligations [Line Items]
Number of non-cancelable ground leases		6
Total minimum lease commitments under land leases and operating leases for next five years		$ 1,600
Number of communities with indemnification agreements from third parties for potential environmental clean-up costs		3
Comprehensive liabilities insurance, deductible per incident		25
Property casualty insurance, deductible per incident		5,000
Mortgage loan, maturity date			Jul. 01, 2014
Debt instrument, number of extensions			2
Debt instrument, term of extensions options (in years)			1 year
Maximum exposure of the guarantee			$ 79,100			$ 28,500
Total return swaps, maturity date	Sep. 30, 2016			Sep. 30, 2016	Dec. 31, 2016